Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 1,050,204	$ 155,878	$ 158,170			$ 115,964
Cash and cash equivalents		1,041,008	152,718	158,170
Restricted cash		9,196	3,160	0
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 12,056	$ 3,726
Percentage of sales return provision		2.40%	1.50%
Sales	$ 4,871
Advertising Expense		$ 859	$ 1,398	3,901
Defined Contribution Plan, Cost Recognized		10,809	9,884	7,438
Foreign Currency Transaction Gain (Loss), before Tax		2,554	306	559
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature		0	62	268
Cash and Cash Equivalents, at Carrying Value, Total		322,442	57,079		¥ 2,104	¥ 397
Due to Related Parties, current and noncurrent		12,285	8,043
Interest Rate Risk [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, current and noncurrent		12,260
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		$ 9,609	$ 7,253	$ 6,261
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		49 years
Computer Software and Cloud Computing Websites [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Computer Software and Cloud Computing Websites [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years